Employee Benefits - Summary of Funding Requirement and Asset Ceiling (Detail) - Japanese Defined Benefit Plans [Member] ¥ in Millions	12 Months Ended
Mar. 31, 2024 JPY (¥)
Disclosure of defined benefit plans [line items]
Change in asset ceiling excluding interest income	¥ 268,228
Ending balance	¥ 268,228